Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Commitments [Line Items]
Rent expense under operating leases	$ 61,000,000	$ 57,000,000	$ 59,000,000
Ship Commitments
Commitments [Line Items]
Ships under contract for construction	8
Aggregate passenger capacity of ships under contract for construction	24,700
Estimated total cost of ships under contract	5,200,000,000
Payment for ships under construction	500,000,000
Anticipated payment for cost of ships due in 2014	1,600,000,000
Anticipated payment for cost of ships due in 2015	1,300,000,000
Anticipated payment for cost of ships due in 2016	$ 1,800,000,000